CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 74,517	$ 85,388	$ 54,597
Cost of revenues	(35,357)	(35,795)	(31,314)
Gross profit	39,160	49,593	23,283
Operating expenses:
General and administrative expenses (including share-based compensation expense of US$10,479, US$166 and US$211 in 2011, 2012 and 2013)	(13,258)	(20,348)	(28,896)
Impairment loss on goodwill	0	0	(11,388)
Impairment loss on long-lived assets	(3,549)	0	(11,590)
Total operating expenses	(16,807)	(20,348)	(51,874)
Operating (loss) income	22,353	29,245	(28,591)
Interest income	98	84	101
Interest expense	(22,568)	(28,070)	(24,757)
Changes in fair value of warrant liabilities	839	(399)	951
Exchange (loss) gain	(41)	28	(851)
Other (loss) income, net	275	507	(334)
(Loss) income before income tax expense	956	1,395	(53,481)
Income tax expense	(3,474)	(6,451)	(1,527)
Net loss from continuing operations	(2,518)	(5,056)	(55,008)
Discontinued operations
(Loss) income from discontinued operations (net of income tax expense of US$101, US$399 and nil in 2011, 2012 and 2013)		1,140	(282)
Gain on disposal of discontinued operations (net of income tax expense of nil, US$959 and nil in 2011, 2012 and 2013)		2,767
Net (loss) income from discontinued operations		3,907	(282)
Net loss	(2,518)	(1,149)	(55,290)
Less:
Net loss (income) attributable to noncontrolling interests	297	(94)	9,901
Net loss attributable to China Hydroelectric Corporation shareholders	(2,221)	(1,243)	(45,389)
- Continuing operations	(2,221)	(5,150)	(45,107)
- Discontinued operations		3,907	(282)
Other comprehensive income (loss), net of income tax
Foreign currency translation adjustments (net of income tax expense of nil in 2011, 2012 and 2013)	12,395	(1,413)	20,394
Defined benefit pension plans (net of income tax expense of nil in 2011, 2012 and 2013)		33	(33)
Other comprehensive income (loss)	12,395	(1,380)	20,361
Comprehensive (loss) income	9,877	(2,529)	(34,929)
Less: Comprehensive loss (income) attributable to noncontrolling interests	364	(85)	9,586
Comprehensive (loss) income attributable to China Hydroelectric Corporation shareholders	$ 10,241	$ (2,614)	$ (25,343)
Net loss income attributable to ordinary shareholders per share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.29)
-From continuing operations - basic and diluted (in dollars per share)	$ (0.01)	$ (0.03)	$ (0.29)
-From discontinued operations - basic and diluted (in dollars per share)		$ 0.02	$ 0.00
Weighted average number of ordinary shares used in computing:
Net loss attributable to ordinary shareholders per share - basic and diluted (in shares)	162,071,626	161,989,097	156,505,076
Ordinary shares
Other comprehensive income (loss), net of income tax
Net loss income attributable to ordinary shareholders per share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.29)
-From continuing operations - basic and diluted (in dollars per share)	$ (0.01)	$ (0.03)	$ (0.29)
-From discontinued operations - basic and diluted (in dollars per share)		$ 0.02	$ 0.00
Weighted average number of ordinary shares used in computing:
Net loss attributable to ordinary shareholders per share - basic and diluted (in shares)	162,071,626	161,989,097	156,505,076
ADS
Other comprehensive income (loss), net of income tax
Net loss income attributable to ordinary shareholders per share (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.87)
-From continuing operations - basic and diluted (in dollars per share)	$ (0.03)	$ (0.09)	$ (0.86)
-From discontinued operations - basic and diluted (in dollars per share)		$ 0.07	$ (0.01)
Weighted average number of ordinary shares used in computing:
Net loss attributable to ordinary shareholders per share - basic and diluted (in shares)	54,023,875	53,996,366	52,168,358